NATURE OF ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 - NATURE OF ORGANIZATION

The Company was incorporated under the laws of Bermuda on June 17, 2008, by three individuals who are collectively referred to as the Founders. The Company was formed to pursue opportunities in the international dry bulk shipping trade.

The consolidated financial statements include the operations of Bulk Partners (Bermuda) Ltd. and its wholly-owned subsidiaries (collectively referred to as “the Company”), as well as other entities consolidated pursuant to Accounting Standards Codification (“ASC”) 810, Consolidation. A summary of the Company’s consolidation policy is provided in Note 2. A summary of the Company’s variable interest entities is provided at Note 4. At December 31, 2013 and 2012, entities that are consolidated pursuant to ASC 810-10 include the following wholly-owned subsidiaries:

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Phoenix Bulk Carriers (BVI) Limited (“PBC”) – a corporation that was duly organized under the laws of the British Virgin Islands. The primary purpose of this corporation is to manage and operate ocean-going vessels.

⋅	Phoenix Bulk Management Bermuda Limited (“PBM”) – a corporation that was duly organized under the laws of Bermuda. Certain of the administrative management functions of PBC have been assigned to PBM.

⋅	Americas Bulk Transport (BVI) Limited – a corporation that was duly organized under the laws of the British Virgin Islands. The primary purpose of this corporation is to charter ships.

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Bulk Ocean Shipping (Bermuda) Ltd. – a corporation that was duly organized under the laws of Bermuda. The primary purpose of this corporation is to manage the fuel procurement of the chartered vessels.

⋅	Phoenix Bulk Carriers (US) LLC – a corporation that duly organized under the laws of Delaware. The primary purpose of this corporation is to act as the U.S. administrative agent for the Company.

⋅	Allseas Logistics Bermuda Ltd. – a corporation that was duly organized under the laws of Bermuda. The primary purpose of this corporation is the Treasury Agent for the group of Companies.

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Bulk Pangaea Limited (“Bulk Pangaea”) – a corporation that was duly organized under the laws of Bermuda. Bulk Pangaea was established in September 2009 for the purpose of acquiring the motor vessel (“m/v”) Bulk Pangaea.

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Bulk Discovery (Bermuda) Ltd. (“Bulk Discovery”) – a corporation that was duly organized under the laws of Bermuda. Bulk Discovery was established in February 2011 for the purpose of acquiring the m/v Bulk Discovery.

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Bulk Cajun Bermuda Ltd. (“Bulk Cajun”) – a corporation that was duly organized under the laws of Bermuda. Bulk Cajun was established in May 2011 for the purpose of acquiring the m/v Bulk Cajun. The Company sold 10% of Bulk Cajun to a third party during 2013.

⋅	Bulk Patriot Ltd. (“Bulk Patriot”) – a corporation that was duly organized under the laws of Bermuda. Bulk Patriot was established in September 2011 for the purpose of acquiring the m/v Bulk Patriot.

⋅	Bulk Juliana Ltd. (“Bulk Juliana”) – a corporation that was duly organized under the laws of Bermuda. Bulk Juliana was established in March 2012 for the purpose of acquiring the m/v Bulk Juliana.

⋅	Bulk Trident Ltd. (“Bulk Trident”) – a corporation that was duly organized under the laws of Bermuda. Bulk Trident was established in August 2012 for the purpose of acquiring the m/v Bulk Trident.

⋅	Bulk Atlantic Ltd. (“Bulk Beothuk”) – a corporation that was duly organized under the laws of Bermuda. Bulk Atlantic was established in February 2013 for the purpose of acquiring the m/v Bulk Beothuk.

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Bulk Providence Ltd. (“Bulk Providence”) – a corporation that was duly organized under the laws of Bermuda. Bulk Providence was established in May 2013 for the purpose of acquiring the m/v Bulk Providence.

⋅	Bulk Liberty Ltd. (“Bulk Liberty”) – a corporation that was duly organized under the laws of Bermuda. Bulk Liberty was established in April 2013 for the purpose of acquiring the m/v Bulk Liberty.

⋅	Bulk Phoenix Ltd. (“Bulk Phoenix”) – a corporation that was duly organized under the laws of Bermuda. Bulk Phoenix was established in July 2013 for the purpose of acquiring the m/v Bulk Newport.

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Nordic Bulk Barents Ltd. (“Bulk Barents”) – a corporation that was duly organized under the laws of Bermuda. Bulk Barents was established in November 2013 for the purpose of acquiring the m/v Nordic Bulk Barents.

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Nordic Bulk Bothnia Ltd. (“Bulk Bothnia”) – a corporation that was duly organized under the laws of Bermuda. Bulk Bothnia was established in November 2013 for the purpose of acquiring the m/v Nordic Bulk Bothnia.

At December 31, 2013 and 2012, entities that are consolidated pursuant to ASC 810-10, but which are not wholly-owned, include the following:

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Nordic Bulk Holding ApS (“NBH”) – a corporation that was duly organized in March 2009 under the laws of Denmark. The primary purpose of this corporation is to manage and operate vessels through its wholly owned subsidiary Nordic Bulk Carriers AS (“NBC”). NBC specializes in ice trading, as well as the carriage of a wide range of commodities, including cement clinker, steel scrap, fertilizers, and grains. The Company has a 51% ownership interest in NBH at December 31, 2013 and 2012. The accompanying consolidated financial statements include the operations of NBH for the years ended December 31, 2013 and 2012.

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109 Long Wharf LLC (“Long Wharf”) – a corporation that was duly organized under the laws of Delaware for the objective and purpose of holding real estate located in Newport, Rhode Island. Long Wharf is owned by two of the Company’s Founders and is heavily dependent on the Company to fund its operations; as such, the Company has consolidated 100% of Long Wharf for the years ended December 31, 2013 and 2012.

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Bulk Nordic Odyssey Ltd. (“Odyssey”) and Bulk Nordic Orion Ltd. (“Orion”) - corporations that were duly organized under the laws of Bermuda. Odyssey and Orion were established in March 2012, for the purpose of acquiring the m/v Bulk Nordic Odyssey and the m/v Bulk Nordic Orion. At December 31, 2012 the Company had a 50% ownership interest in each, Odyssey and Orion, the remainder of which is owned by a third-party. The operating results of Odyssey and Orion are 100% dependent on transactions with related parties and affiliates. Accordingly, the Company has consolidated these entities for the year ended December 31, 2012. In January 2013, the Company entered into a share transfer restructuring agreement and the Odyssey and Orion were transferred to Nordic Bulk Holding Company Ltd.

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Nordic Bulk Holding Company Ltd. (“NBHC”) - a corporation that was duly organized under the laws of Bermuda. NBHC was established in October 2012, together with a third-party, for the purpose of owning Odyssey and Orion and to invest in additional vessels, through its wholly-owned subsidiaries. In January 2013, the Company entered into a share transfer restructuring agreement (“the January 2013 transaction”), through which the shareholders of Odyssey and Orion transferred their share of those entities and their zero-interest subordinated shareholder loans to the entities, to NBHC in exchange for the shares of NBHC. The Company also entered into a subscription agreement which authorized the issuance of additional shares to be subscribed by a third party. As a result, at December 31, 2013 the Company had one-third ownership interest in NBHC, the remainder of which is owned by third-parties. The operating results of NBHC are 100% dependent on transactions with related parties and affiliates. Accordingly, the Company has consolidated NBHC for the year ended December 31, 2013.

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Nordic Bulk Ventures Holding Company Ltd. (“BVH”) – a corporation that was duly organized under the laws of Bermuda. BVH was established in August 2013, together with a third-party, for the purpose of owning Bulk Nordic Five Ltd. (“Five”) and Bulk Nordic Six Ltd. (“Six”). Five and Six are corporations that were duly organized under the laws of Bermuda in November 2013 for the purpose of owning new ultramax newbuildings to be delivered in 2016. At December 31, 2013 the Company had a 50% ownership interest in BVH, the remainder of which is owned by a third-party. The operating results of BVH are 100% dependent on transactions with related parties and affiliates. Accordingly, the Company has consolidated BVH for the year ended December 31, 2013.

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SeaRoll Navigation S.A. (SeaRoll) –was established in April 2010 for the purpose of acquiring the m/v Bulk Trader. The Company had a 65% ownership interest in SeaRoll. During the year ended December 31, 2011, SeaRoll sold the m/v Bulk Trader for a $1,064,000 loss. SeaRoll was liquidated during the year ended December 31, 2012. The Company’s financial results for 2012 include a gain of $511,000 following the liquidation of this entity as the Company received more than the carrying value of the investment. The gain is recorded within other income in the accompanying consolidated statements of income.